ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Credit loss additions			$ 12,095	$ 445,389	$ (4,118)
Reversal from sale of accounts receivable				496,075
Accounts receivable gross		$ 2,600,000
Provision for credit loss		500,000	137,304	60,406	13,390
Proceeds from issuance of third party exchange		1,000,000.0
Proceeds from issuance of cash	$ 900,000
Cash	$ 100,000		100,000
Loss on sale of accounts receivable		$ 1,100,000		$ (1,097,204)